Future operations and going concern (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Operating income/(loss)	$ (27,423)	$ (13,300)	$ (10,436)
Working capital	$ 79,200